2 Concessions and Authorizations (Details 2) - Copel Geracao e Transmissao S.A. [Member] - Concession Contracts [Member]	12 Months Ended
	Dec. 31, 2019
Generation Concession 001/2007 - HPP Gov. Jayme Canet Junior (Maua) [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	51.00%
Maturity date	Feb. 07, 2042
Generation concession 001/2011 - HPP Colider [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 17, 2046
Ordinance 133/2011 - SHP Cavernoso II [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Feb. 28, 2046
Generation Concession 002/2012 - HPP Baixo Iguacu [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	30.00%
Maturity date	Oct. 30, 2049
HPP Apucaraninha [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Oct. 12, 2025
HPP Chamine [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 16, 2026
HPP Derivacao do Rio Jordao [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Nov. 15, 2029
HPP Cavernoso [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 07, 2031
TPP Figueira [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Mar. 27, 2019
HPP Gov. Bento Munhoz da Rocha Neto (Foz do Areia) [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Sep. 17, 2023
HPP Sao Jorge [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Dec. 05, 2024
HPP Guaricana [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 16, 2026
HPP Gov. Ney Aminthas de Barros Braga (Segredo) [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Nov. 16, 2029
HPP Gov. Jose Richa (Salto Caxias) [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 05, 2030
Authorization 278/1999 - WPP Palmas [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Sep. 29, 2029
HGP Salto do Vau [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Generation Concession 002/2016 - HPP Gov. Pedro Viriato Parigot de Souza (GPS) [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2046
HPP Marumbi - Power Generating Plant Registration: CGH. PH. PR. 001501-6.02 [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Authorization Aneel 5,373/2015 - HGP Chopim I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
UEG Araucaria [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	60.90%
Maturity date	Dec. 23, 2029
Nova Asa Branca I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 25, 2046
Nova Asa Branca II [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 31, 2046
Nova Asa Branca III [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 31, 2046
Nova Eurus IV [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 27, 2046
Santa Maria [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 08, 2047
Santa Helena [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 09, 2047
Ventos de Santo Uriel [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 09, 2047
GE Boa Vista [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 28, 2046
GE Farol [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Apr. 20, 2046
GE Olho DAgua [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jun. 01, 2046
GE Sao Bento do Norte [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 19, 2046
Esperanca do Nordeste [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 11, 2050
Paraiso dos Ventos do Nordeste [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 11, 2050
Usina de Energia Eolica Jangada [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2042
Maria Helena [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2042
Usina de Energia Eolica Potiguar [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 11, 2050
Usina de Energia Eolica Guajiru [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2042
Usina de Energia Eolica Cutia [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 05, 2042
Sao Bento do Norte I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao Bento do Norte II [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao Bento do Norte III [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao Miguel I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao MigueI lI [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Sao MigueI lI [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 04, 2050
Foz do Chopim [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	35.77%
Maturity date	Apr. 23, 2030
SHP Bela Vista [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Maturity date	Jan. 02, 2041	[1]
Jandaira I Energias Renovaveis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Jandaira II Energias Renovaveis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Jandaira III Energias Renovaveis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Jandaira IV Energias Renovaveis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[1]
Contract 060/2001 - Transmission Installations (Several Transmission Lines and Substations) [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 01, 2043
Contract 075/2001 - Transmission Line 230 kV Bateias - Jaguariaiva [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 17, 2031
Contract 006/2008 - Transmission Line 230 kV Bateias - Pilarzinho [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Mar. 17, 2038
Contract 027/2009 - Transmission Line 525 kV Foz do Iguacu - Cascavel Oeste [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Nov. 19, 2039
Contract 010/2010 - Transmission Line 500 kV Araraquara II - Taubate [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Oct. 06, 2040
Contract 015/2010 - Substation Cerquilho III 230/138 kV [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Oct. 06, 2040
Contract 022/2012 - Transmission Line 230 kV Londrina - Figueira and Transmission Line 230 kV Foz do Chopim - Salto Osorio [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Aug. 27, 2042
Contract 002/2013 - Transmission Line 230 kV Assis - Paraguacu Paulista II e Substation Paraguacu Paulista II 230 kV [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Feb. 25, 2043
Contract 005/2014 - Transmission Line 230 kV Bateias - Curitiba Norte e Substation Curitiba Norte 230/138 kV [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 29, 2044
Contract 021/2014 - Transmission Line 230 kV Foz do Chopim - Realeza e Substation Realeza 230/138 kV [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Sep. 05, 2044
Contract 022/2014 - Transmission Line 500 kV Assis - Londrina [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Sep. 05, 2044
Contract 006/2016 - Transmission Line 525kV Curitiba Leste - Blumenau [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%	[2]
Maturity date	Apr. 07, 2046	[2]
Costa Oeste Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Jan. 12, 2042
Caiua Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	May 10, 2042
Marumbi Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	May 10, 2042
Integracao Maranhense [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	May 10, 2042
Matrincha Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	May 10, 2042
Guaraciaba Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	May 10, 2042
Paranaiba Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	24.50%
Maturity date	May 02, 2043
Mata de Santa Genebra [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	50.10%	[2]
Maturity date	May 14, 2044	[2]
Cantareira Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	49.00%
Maturity date	Sep. 05, 2044
Uirapuru Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest rate	100.00%
Maturity date	Mar. 04, 2035

[1]	Project under construction.
[2]	Buildings under construction.